Related Party Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related party transactions [abstract]
Basic compensation and bonuses	¥ 1,492	¥ 1,879	¥ 1,839
Share-based compensation (expensed amount)	3,886	2,466	2,749
Other	146	147	85
Total	¥ 5,524	¥ 4,491	¥ 4,673